RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 26,942	$ 16,205
Key management personnel compensation (in shares)	1,075,500
Key management personnel compensation, share-based payment	$ 3,546	$ 2,851
Techint Holdings S.à.r.l | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	62.02%
Tenaris Investments S.à.r.l. | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	11.46%